Income Taxes - Schedule of Tax Effects of Temporary Differences (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Deferred income tax assets
Inventory	$ 146
Non-capital losses	1,953
Foreign non-capital losses	5,691	3,849
Allowance for doubtful receivables	135	445
Derivative contracts		61
Property and equipment	1,399	1,077
Deferred revenue	6,765	23,777
Capital lease obligation	818	589
Accrued restructuring obligation	269	2,107
Accrued warranty obligation	4,933	4,589
Deferred financing fees	256	54
Long term debt	2,090	392
Intangible assets	88	552
Other	503	606
Investment tax credits	(651)
Total Deferred income tax assets	24,395	38,098
Deferred income tax liabilities
Inventory		58
Valuation Allowance	8,039	3,025
Investment tax credits		1,182
Total Deferred income tax liabilities	8,039	4,265
Aggregate deferred income tax asset	16,356	33,833
Deferred income tax asset - current	8,052	27,045
Deferred income tax asset - long-term	8,304	6,788
Deferred income tax liability - long-term	0	0
Aggregate deferred income tax asset	$ 16,356	$ 33,833